Related Party Transactions	9 Months Ended	12 Months Ended
	Jan. 31, 2015	Apr. 30, 2014
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
Note 5. Related Party Transactions

Related party transactions include transactions between the Company and its shareholders, management, or affiliates.  The following transactions were in the normal course of operations and were measured and recorded at the exchange amount, which is the amount of consideration established and agreed to by the parties.

Consulting Services

During the nine months ended January 31, 2015 and 2014, the Company paid a member of its Board of Directors $75 and $115, respectively, for consulting services unrelated to his duties as a board member. All of the amounts paid to this related party have been recognized and expensed in the period the services were performed.

Notes Payable

On December 1, 2014, the Company entered into note purchase agreements with and issued convertible promissory notes in the principal amount of $1 million each to Joel Ackerman, the Company’s Chief Executive Officer, and Dr. Ronnie Morris, the Company’s President, to finance the operations of the Company. The transaction was approved by the Company’s audit committee.

The notes bear interest at 12% per annum and have a term of 90 days. The notes, including any accrued but unpaid interest, are convertible at the option of each noteholder: (a) upon the closing of any equity financing that occurs during the term of the notes, into the securities offered in the financing to other investors at a 5% discount to the price per share paid by other investors in the financing; and (b) upon the maturity date of the notes, into the Company’s common stock at the volume weighted average closing price of the common stock for the five trading days prior to such conversion.

On February 28, 2015, the Company entered into amendments to the convertible promissory notes issued on December 1, 2014. The amendments extended the maturity dates of the convertible promissory notes to April 1, 2015. The amendments were approved by the Company’s audit committee.

On March 13, 2015, the convertible promissory notes were converted into equity as part of the 2015 Securities Purchase Agreement. See Note 10 for further details.

Note 10. Related Party Transactions

Related party transactions include transactions between the Company and its shareholders, management, or affiliates.  The following transactions were in the normal course of operations and were measured at the exchange amount, which is the amount of consideration established and agreed to by the parties.

Consulting Services

During the years ended April 30, 2014 and 2013, the Company paid certain members of its Board of Directors $150,000 and $160,000, respectively, for consulting services unrelated to their duties as board members. During the years ended April 30, 2014 and 2013, the Company paid a substantial stockholder and former member of its Board of Directors $2,000 and $3,000, respectively, for consulting services. During the year ended April 30, 2014, the Company paid a board member’s company $15,800 for consulting services All of the amounts paid to and received from these related parties have been recognized in revenue and expensed in the period the services were performed.

Private Placement

During the year ended April 30, 2013, the Company sold an aggregate of 1,000,000 shares of common stock at a price of $0.50 per share and warrants to purchase an aggregate of 100,000 additional shares of common stock at an exercise price of $0.66 per share to two of its officers and directors in the January 2013 Private Placement described in Note 7 above.